Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accrued Liabilities [Line Items]
Accrued professional fees	$ 740	$ 1,319
Accrued royalties	128	967
Accrued advertising expenses	421	696
Accrued incentive to distributors	137	172
Accrued director compensation and liability insurance	424	513
Other	767	1,515
Accrued expenses	$ 2,617	$ 5,182